Equity (Details)							6 Months Ended
	May 22, 2025 USD ($)	Apr. 21, 2025 USD ($) $ / shares shares	Jan. 20, 2025 $ / shares shares	Dec. 30, 2024 USD ($) $ / shares shares	Dec. 30, 2024 HKD ($)	May 22, 2022 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 $ / shares shares	Apr. 26, 2024 $ / shares shares	Dec. 31, 2023 shares	May 18, 2023 $ / shares shares
Equity [Line Items]
Ordinary shares, shares authorized							1,250,000,000		1,250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.00004		$ 0.00004
Outstanding consideration (in Dollars) | $							$ 50,000
Ordinary shares, shares issued							26,660,000		25,000,000
Ordinary shares, shares outstanding							26,660,000		25,000,000
Gross proceeds amount (in Dollars) | $							$ 3,970,586
Everbright Global [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 1
Ordinary shares, shares issued				619
Total consideration				$ 354,427	$ 2,800,000
CAYMAN ISLANDS
Equity [Line Items]
Ordinary shares, shares authorized							1					50,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 1
Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 1
Share capital			50,000
Maximum [Member]
Equity [Line Items]
Dividend shares			1,250,000,000
Initial Public Offering [Member]
Equity [Line Items]
Ordinary shares, shares issued										49,900
Initial public offering gross proceeds (in Dollars) | $		$ 6,000,000
Initial Public Offering [Member] | Everbright Global [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 1
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 1
Shares issued							49,999
Ordinary shares, shares outstanding							50,000
Ordinary shares, shares issued							50,000
Ordinary shares, shares issued									25,000,000
Share split ordinary shares			25,000
Ordinary shares, shares outstanding							26,660,000	2,525,000	25,000,000		2,525,000
Ordinary Shares [Member] | Everbright Global [Member]
Equity [Line Items]
Ordinary shares, shares issued				280
Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Share capital			50,000
Dividend shares			50,000
Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, shares authorized			1,250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00004
Ordinary Shares [Member] | Pari-passu [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 1
Ordinary Shares [Member] | Initial Public Offering [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 4
Ordinary shares, shares issued		1,500,000
Initial public offering gross proceeds (in Dollars) | $		$ 6,000,000
Ordinary Shares [Member] | Over-Allotment Option [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 4
Ordinary shares, shares issued						160,000
Initial public offering gross proceeds (in Dollars) | $	$ 640,000
Gross proceeds amount (in Dollars) | $						$ 640,000